Related Party Transactions - Related party balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Accounts due from related parties: Current	¥ 1,144	$ 175	¥ 828
Accounts due to related parties: Current	111,186	17,040	143,958
Non-current amounts due to related parties			33,453
ShaanXi Molbase Logistic Management Co., Ltd
Related Party Transaction [Line Items]
Accounts due from related parties: Current	1,126	173	794
Accounts due to related parties: Current	1,173	180	794
MOXIN Commercial Factoring (Shenzhen) Co., Ltd
Related Party Transaction [Line Items]
Accounts due from related parties: Current			20
Shanghai MOYU Biotechnology Co., Ltd
Related Party Transaction [Line Items]
Accounts due from related parties: Current	6	1	7
Chang Dongliang
Related Party Transaction [Line Items]
Accounts due from related parties: Current	12	2	7
Accounts due to related parties: Current	1,833	281
Non-current amounts due to related parties			1,833
MOLBASE Inc
Related Party Transaction [Line Items]
Accounts due to related parties: Current	17,076	2,617	5,905
Non-current amounts due to related parties			10,605
Amount due to related party's due on December 31, 2021	12,823	1,965
MOLBASE (HK) Limited
Related Party Transaction [Line Items]
Accounts due to related parties: Current	87,782	13,453	77,520
Non-current amounts due to related parties			18,528
Amount due to related party's due on December 31, 2021	18,528	2,840
MOLBASE (Shanghai) Biotechnology Co., Ltd.
Related Party Transaction [Line Items]
Accounts due to related parties: Current	¥ 4,495	$ 689	60,533
Non-current amounts due to related parties			¥ 2,487